Accounting Policies, by Policy (Policies) - Navient 401(k) Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Fair value measurements
Fair value measurements
Financial Accounting Standards Board’s ("FASB") Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 specifies a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Classification is based on the lowest level of input that is significant to the fair value of the instrument. The three levels are as follows:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are highly liquid instruments with quoted prices.
Level 2 – Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 – Pricing inputs significant to the valuation are unobservable. Inputs are developed based on the best information available; however, significant judgment is required by management in developing the inputs.
The related disclosures are in Note 3.

Investment valuation and income recognition
Investment valuation and income recognition
Investments held by the Plan at December 31, 2025, consist of various mutual funds, a unitized employer common stock fund, common/collective trusts, and a self-directed brokerage option:
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Mutual funds - Fair value is determined based on quoted market prices, which represents the net asset value (“NAV”) for shares held at year-end.
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Common stock fund – The Navient Stock Fund unit value is based on the closing price of the Company’s stock and the value of the money market component on the last business day of the Plan year. The Company’s stock is listed and traded on the NASDAQ Global Select Market. Investments traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the average of the last reported bid and asked prices.
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Common/collective trusts (“CCTs”) – CCT funds are valued at the NAV of units of CCT. The NAV, as provided by the CCT managers, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities.
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Self-directed brokerage – All brokerage account investments traded on a national securities exchange are carried at fair value based on the closing price on the last business day of the year.
Dividend income is recorded on the ex-dividend date. Interest earned on investments is recorded on an accrual basis. Purchases and sales of securities are recorded on the trade date.

Notes receivable from participants
Notes receivable from participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Contributions
Contributions
Contributions made by employees electing to participate in the Plan under salary reduction agreements or by automatic enrollment and Company contributions are recorded when payable into the Plan.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and uncertainties
Risks and uncertainties
The Plan provides for various investment options. Such investments are subject to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investment securities will occur in the near term, including a decrease in value, and that such changes could materially affect participants' account balances and the amounts reported in the statement of net assets available for benefits.

Benefit payments	Benefit payments Benefits are recorded when paid.